Consolidated Statements of Earnings (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 2,224,171	$ 1,986,271	$ 1,703,222
Cost of revenues (exclusive of depreciation and amortization shown below)	1,436,214	1,221,323	1,062,406
Selling, general and administrative expenses	634,321	620,401	526,669
Depreciation	30,661	28,280	26,833
Amortization of intangible assets	20,265	19,606	19,550
Goodwill impairment charge (note 11)			29,583
Acquisition-related items (note 5)	4,649	(871)
Operating earnings	98,061	97,532	38,181
Interest expense	17,975	18,347	13,923
Interest income	(1,167)	(950)	(1,417)
Other expense (income), net (note 6)	6,317	3,007	(6,112)
Earnings before income tax	74,936	77,128	31,787
Income tax (note 16)	(26,807)	29,228	39,066
Net earnings (loss) from continuing operations	101,743	47,900	(7,279)
Net loss from discontinued operations, net of income tax (note 4)			(576)
Net earnings (loss)	101,743	47,900	(7,855)
Non-controlling interest share of earnings (note 13)	14,692	15,420	4,397
Non-controlling interest redemption increment (note 13)	12,941	18,916	32,602
Net earnings (loss) attributable to Company (note 17)	74,110	13,564	(44,854)
Preferred share dividends	9,971	10,101	10,101
Net earnings (loss) attributable to common shareholders	$ 64,139	$ 3,463	$ (54,955)
Basic
Continuing operations (in Dollars per share)	$ 2.13	$ 0.12	$ (1.85)
Discontinued operations (in Dollars per share)			$ (0.02)
(in Dollars per share)	$ 2.13	$ 0.12	$ (1.87)
Diluted
Continuing operations (in Dollars per share)	$ 2.03	$ 0.11	$ (1.85)
Discontinued operations (in Dollars per share)			$ (0.02)
(in Dollars per share)	$ 2.03	$ 0.11	$ (1.87)